Expenses for shipping activities and other expenses from operating activities - Narrative (Details) - Forecast	276 Months Ended	516 Months Ended
	Dec. 31, 2030	Dec. 31, 2050
Disclosure of operating segments [line items]
Percentage reduction in carbon emissions, company	0.40
Percentage reduction in carbon emissions, shipping industry		0.50